Significant Accounting Policies (Details)	12 Months Ended
Mar. 31, 2021
Cash
Statement Line Items [Line Items]
Classification	Amortized cost
Marketable Securities
Statement Line Items [Line Items]
Classification	FVTOCI
Restricted Cash
Statement Line Items [Line Items]
Classification	Amortized cost
Amounts Receivable and Other Assets
Statement Line Items [Line Items]
Classification	Amortized cost
Accounts Payable and Accrued Liabilities
Statement Line Items [Line Items]
Classification	Amortized cost
Balance Due to Related Parties
Statement Line Items [Line Items]
Classification	Amortized cost